BUSINESS ACQUISITIONS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 01, 2010 Rietech New Energy Investment Co., Ltd. (ZJ Rietech) investor	Dec. 31, 2010 Zhenjiang Rende New Energy Science Technology Co., Ltd. (ZJ Rende)	Dec. 31, 2009 Zhenjiang Rende New Energy Science Technology Co., Ltd. (ZJ Rende)	Dec. 31, 2011 Zhenjiang Rende New Energy Science Technology Co., Ltd. (ZJ Rende)	Dec. 31, 2011 Zhenjiang Rende New Energy Science Technology Co., Ltd. (ZJ Rende) Customer relationships	Dec. 31, 2011 Zhenjiang Rende New Energy Science Technology Co., Ltd. (ZJ Rende) Order backlog	May 31, 2008 Glory Silicon Technology Investments (Hong Kong) Limited (BVI) (Glory)
Business acquisitions
Equity interest acquired (as a percent)										18.00%
Cash consideration paid							$ 123.4			$ 21.4
Number of other investors				2
Gain on consolidation							50.3
Assets and liabilities settled as a part of purchase consideration							165.6
Equity investments previously held used to settle the purchase consideration							120.4
Purchase price consideration
Cash							123.0
Restricted cash							8.9
Receivables and other current assets							11.4
Inventory							34.6
Property, plant and equipment							378.1
Other noncurrent assets							5.6
Total tangible assets acquired							561.6
Payables and other liabilities							(213.2)
Bank borrowings							(156.0)
Deferred tax liabilities							(3.8)
Total liabilities assumed							(373.0)
Net tangible assets acquired							188.6
Total intangible assets acquired							11.4	5.5	5.9
Investment in an affiliate							24.0
Goodwill							185.4
Total purchase consideration							409.4
Period for amortization of intangible asset (in years)								$ 2.5
Pro forma financial information
Pro forma revenue					2,965.3	1,739.3
Pro forma net income					258.4	94.6
Pro forma profit attributable to holders of common shares					$ 257.4	$ 94.5
Pro forma earnings per share:
Basic (in dollars per share)					$ 1.43	$ 0.56
Diluted (in dollars per share)					$ 1.42	$ 0.55
Weighted average number of shares used in computation:
Basic (in shares)	180.5	179.6	169.7		179.6	169.7
Diluted (in shares)	180.5	181.6	172.5		181.6	172.5